Brumadinho dam failure (Details) $ in Millions	Jan. 25, 2019 item km	Jun. 30, 2020 USD ($)	Dec. 31, 2019 USD ($)
Brumadinho's dam failure
Tailings released extension (in km) | km	315
Number of fatalities or presumed fatalities | item	270
Provisions | $		$ 3,409	$ 5,472